Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%
Effect of different tax jurisdiction		(24.30%)	(5.40%)
Effect of PRC preferential tax rate			(0.90%)
Research and development tax credit			(1.90%)
Non-deductible items	[1]	(1.40%)	4.60%
Effective tax rate		(0.70%)	21.40%

[1]	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.